Issued capital and share premium	12 Months Ended
Dec. 31, 2021
Issued capital and share premium
Issued capital and share premium

17.  Issued capital and share premium

Share capital and share premium

Issued and fully paid shares:

	Total shares (par value €0.01)	Share capital	Share premium
	(million)	$'m	$'m
At December 31, 2020	–	–	–
Share issuance	603	7	5,992
At December 31, 2021	603	7	5,992

On completion of the AMP Transfer on April 1, 2021, AMPSA issued 484,956,250 shares to AGSA with a nominal value of €0.01 per share, for consideration totaling $4,988 million. During the year ended December 31, 2021, an additional 118,326,847 shares were issued to PIPE investors, SPAC shareholders and sponsors for a total cash considerations of $695 million and $259 million, respectively, and $88 million to AGSA for the non-cash settlement of the AMP Promissory Note as described in note 19, totaling $1,042 million, offset by $31 million of directly attributable transaction costs related to the issuance of equity reflected in share premium, of which $29 million has been paid as of December 31, 2021.

There were no other material share transactions in the year ended December 31, 2021.